Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of The Total Purchase Price

In addition, as part of the consideration in the acquisition, Advantest assumed the obligation for stock options which had been granted by Verigy to certain directors and employees.

Summary of the total purchase price is as follows.

Yen (Millions)
Cash paid	77,661
Assumed stock options	1,068

Total purchase price	78,729

Summary Of Allocation Of The Purchase Price Based On A Preliminary Estimate Of The Fair Value Of Assets Acquired And Liabilities Assumed

The table below summarizes the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed as follows.

Yen (Millions)
Assets acquired and liabilities assumed
Cash and cash equivalents	20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)

Net assets acquired	78,729

Purchase Price	78,729

Summary Of Pro Forma Information From Acquisition

The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the July 4, 2011 acquisition date).

	Yen (Millions)
	Year ended March 31, 2011	Year ended March 31, 2012
Pro forma net sales	146,704	149,916
Pro forma income (loss) before income taxes	(2,599)	(1,862)